CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 1,436,558	$ 1,408,211
Investment securities	91,598	89,874
Bank deposits with original maturities over three months	0	9,884
Restricted cash	48,037	45,412
Accounts receivable, net	242,089	176,544
Amounts due from affiliated companies	7,603	2,377
Inventories	40,828	34,988
Prepaid expenses and other current assets	90,749	77,503
Total current assets	1,957,462	1,844,793
PROPERTY AND EQUIPMENT, NET	5,661,653	5,730,760
GAMING SUBCONCESSION, NET	197,533	256,083
INTANGIBLE ASSETS, NET	30,072	4,220
GOODWILL	81,376	81,915
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	186,515	189,645
RESTRICTED CASH	129	130
DEFERRED TAX ASSETS	2,992	11
LAND USE RIGHTS, NET	759,651	787,499
TOTAL ASSETS	8,877,383	8,895,056
CURRENT LIABILITIES
Accounts payable	24,879	16,041
Accrued expenses and other current liabilities	1,658,550	1,563,585
Income tax payable	4,903	3,179
Capital lease obligations, due within one year	34,659	33,387
Current portion of long-term debt, net	395,547	51,032
Amounts due to affiliated companies	11,469	16,790
Total current liabilities	2,130,007	1,684,014
LONG-TERM DEBT, NET	3,665,370	3,506,530
OTHER LONG-TERM LIABILITIES	28,866	48,087
DEFERRED TAX LIABILITIES	54,063	53,994
CAPITAL LEASE OBLIGATIONS, DUE AFTER ONE YEAR	253,374	265,896
AMOUNTS DUE TO AFFILIATED COMPANIES	0	919
TOTAL LIABILITIES	6,131,680	5,559,440
COMMITMENTS AND CONTINGENCIES (Note 21)
SHAREHOLDERS' EQUITY
Ordinary shares, par value $0.01; 7,300,000,000 shares authorized; 1,482,999,434 and 1,478,429,243 shares issued; 1,379,762,263 and 1,469,414,231 shares outstanding, respectively	14,830	14,784
Treasury shares, at cost; 103,237,171 and 9,015,012 shares, respectively	(657,389)	(90)
Additional paid-in capital	3,523,275	3,671,805
Accumulated other comprehensive losses	(49,804)	(26,610)
Accumulated losses	(703,576)	(772,338)
Total Melco Resorts & Entertainment Limited shareholders' equity	2,127,336	2,887,551
Noncontrolling interests	618,367	448,065
Total equity	2,745,703	3,335,616
TOTAL LIABILITIES AND EQUITY	$ 8,877,383	$ 8,895,056